Stockholders’ Deficit and Stock-Based Compensation	9 Months Ended
Sep. 30, 2025
Stockholders' Equity and Stock-Based Compensation [Abstract]
Stockholders’ Deficit and Stock-Based Compensation
Note 4 — Stockholders’ Deficit and Stock-Based Compensation
Stockholders’ Equity – Initial Public Offering
Following the completion of the Organizational Transactions, DDH LLC’s limited liability company agreement was amended and restated to, among other things, appoint the Company as the sole managing member of DDH LLC and effectuate a recapitalization of all outstanding preferred units and common units into (i) economic nonvoting units of DDH LLC held by the Company and, through their indirect ownership of DDM, the Company’s Chairman and Chief Executive Officer and President, and (ii) noneconomic voting units of DDH LLC, 100% of which are held by the Company. In December 2023, DDM tendered 7,455 of its limited liability company units to the Company in exchange for newly issued shares of Class A Common Stock of the Company on a one-for-one basis. In connection with these exchanges, an equivalent number of the holder’s shares of Class B Common Stock were cancelled. As of December 31, 2024, DDM held 197,600 shares of Class B Common Stock.
The Company is authorized to issue 160,000,000 shares of Class A Common Stock, par value $0.001 per share, 20,000,000 shares of Class B Common Stock, par value $0.001 per share, and 10,000,000 shares of preferred stock, par value $0.001 per share.
On February 15, 2022, the Company completed its initial public offering of 50,909 units (“Units”), each consisting of (i) one share (subject to adjustment for the Company’s 55-to-1 reverse stock split) of its Class A Common Stock and (ii) one warrant (subject to adjustment for the Company’s 55-to-1 reverse stock split) entitling the holder to purchase one share of its Class A Common Stock at an exercise price of $302.50 per share. The warrants became immediately exercisable upon issuance and were exercisable for a period of five years after the issuance date. The shares of Class A Common Stock and warrants were immediately transferable separately upon issuance. At December 31, 2024, none of these warrants were outstanding. The underwriters in our initial public offering were granted a 45-day option to purchase up to an additional 7,636 shares and/or warrants, or any combination thereof, to cover over-allotments, which they initially exercised, in part, electing to purchase warrants to purchase an additional 7,636 shares of Class A Common Stock. As of December 31, 2024, none of these warrants were outstanding. In connection with the Company’s initial public offering, the Company issued to the underwriters of the offering a unit purchase option to purchase (i) an additional 2,545 Units at a per Unit exercise price of $363.00, which was equal to 120% of the public offering price per Unit sold in the initial public offering, and (ii) warrants to purchase 381 shares of Class A Common Stock at a per warrant exercise price of $0.66, which was equal to 120% of the public offering price per warrant sold in the offering. A group of underwriters exercised 1,272 Units and 190 warrants in November 2023. At December 31, 2024, 1,272 Units and 190 warrants were outstanding.
The warrants had a fair value of $0 that was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include: (1) discount rate of 1.94% based on the applicable U.S. Treasury bill rate, (2) expected life of 5 years, (3) expected volatility of approximately 66% based on the trading history of similar companies, and (4) zero expected dividends.
On August 29, 2023, the Company filed a Tender Offer Statement on Schedule TO pursuant to which the Company offered to purchase all of its outstanding warrants for $66.00 per warrant in cash. The Tender Offer expired at one minute after 11:59 PM, Eastern Time on September 28, 2023. The Company accepted all validly tendered warrants for purchase and settlement on October 2, 2023. As a result of the Tender Offer, a total of 40,248 warrants were tendered and not validly withdrawn prior to the expiration of the tender offer for a total purchase price of approximately $2.7 million. On October 23, 2023, the Company distributed a notice of redemption to the registered holders of the remaining outstanding warrants announcing the redemption of those warrants for $19.25 per warrant. The redemption closed on October 30, 2023, and all remaining 18,257 warrants were purchased for an aggregate price of approximately $0.4 million.
Equity Reserve Facility
On October 18, 2024, the Company entered into a Share Purchase Agreement (the “Purchase Agreement”) with New Circle Principal Investments LLC, a Delaware limited liability company (“New Circle”), pursuant to which New Circle has committed to purchase, subject to certain limitations, up to $20 million (the “Total Commitment”) of the Company’s Class A Common Stock, par value $0.001 per share (the “Class A Common Stock”). Under the applicable Nasdaq rules, the Company was not permitted to issue to New Circle under the Purchase Agreement more than 19.99% of the shares of all classes of the Company’s common stock outstanding immediately prior to the execution of the Purchase Agreement (the “Exchange Cap”), unless (i) the Company obtained stockholder approval to issue shares of its Class A Common Stock in excess of the Exchange Cap in accordance with applicable Nasdaq rules, or (ii) the average purchase price per share paid by New Circle for all shares of the Company’s Class A Common Stock, if any, that the Company elected to sell to New Circle under the Purchase Agreement equaled or exceeded certain minimums permitted under the rules of the Nasdaq Stock Market. The purchase price of the shares that may be sold to New Circle under the Purchase Agreement is based on an agreed upon fixed discount to the market price of our Class A Common Stock as computed under the Purchase Agreement. On December 27, 2024, the Company’s stockholders approved the issuance and sale of up to 154,545 shares above the Exchange Cap to New Circle under the Purchase Agreement.
As consideration for New Circle’s irrevocable commitment to purchase shares of the Company’s Class A Common Stock upon the terms of and subject to satisfaction of the conditions set forth in the Purchase Agreement, the Company paid New Circle structuring and legal fees of less than $0.1 million. In addition, the Company issued 1,141 shares of the Company’s Class A Common Stock to New Circle. The Company sold 28,727 shares of the Company’s Class A Common Stock for $3.0 million during the year ended December 31, 2024. In 2025, through the date of this report, the Company sold an additional 25,261 shares of the Company’s Class A Common Stock for $1.9 million.
The Purchase Agreement will automatically terminate on the earliest of (i) the 36-month anniversary of the of the Purchase Agreement, (ii) the date on which New Circle shall have made payment to the Company for Class A Common Stock equal to the Total Commitment or (iii) the date any statute, rule, regulation, executive order, decree, ruling or injunction that would prohibit any of the transactions contemplated by the Purchase Agreement goes into effect. The Company has the right to terminate the Purchase Agreement at any time, at no cost or penalty, upon five trading days’ prior written notice to New Circle so long as (a) there are no outstanding purchase notices under which our Class A Common Stock have yet to be issued and (b) the Company has paid all amounts owed to New Circle pursuant to the Purchase Agreement. The Company and New Circle may also agree to terminate the Purchase Agreement by mutual written consent.
Noncontrolling Interest
Direct Digital Holdings, Inc. is the sole managing member of DDH LLC, and consolidates the financial results of DDH LLC. Therefore, Direct Digital Holdings, Inc. reports a noncontrolling interest (“NCI”) based on the common units of DDH LLC held by DDM. While Direct Digital Holdings, Inc. retains its controlling interest in DDH LLC, changes in its ownership interest in DDH LLC are accounted for as equity transactions. As such, future redemptions or direct exchanges of LLC Units by DDM will result in a change in ownership and reduce or increase the amount recorded as noncontrolling interest and increase or decrease additional paid-in capital when DDH LLC has positive or negative net assets, respectively.
Stock-Based Compensation Plans
In connection with the initial public offering, the Company adopted the 2022 Omnibus Incentive Plan (“2022 Omnibus Plan”) to facilitate the grant of equity awards to the Company’s employees, consultants and non-employee directors. The Company’s board of directors reserved 27,273 shares of Class A Common Stock for issuance in equity awards under the 2022 Omnibus Plan. Information on activity for both the stock options and RSUs is detailed below. As of December 31, 2024, there were 44,582 shares available for grant under the 2022 Omnibus Plan.
During the years ended December 31, 2024 and 2023, the Company recognized $1.6 million and $2.1 million, respectively, of total stock-based compensation expense in the consolidated statement of operations in compensation, tax and benefits. The 2023 stock-based compensation expense includes $1.4 million of bonus accrued for 2023 performance by certain Company executives which was paid out via a grant of Company stock in March 2024.
Stock Options
Options to purchase shares of common stock vest annually on the grant date anniversary over a period of three years and expire 10 years following the date of grant. The following table summarizes the stock option activity under the 2022 Omnibus Plan during the year ended December 31, 2024:

	Stock Options
	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2023	6,748	$138.05	8.77	$4,591
Granted	—	$—	—	$—
Exercised	(228)	$131.45	—	$179
Forfeited and expired	(412)	$156.75	—	$41
Outstanding at December 31, 2024	6,108	$136.95	7.78	$—
Vested and exercisable at December 31, 2024	3,160	$119.90	7.65	$—
As of December 31, 2024, unrecognized stock-based compensation of $0.2 million was related to 2,947 of unvested stock options which will be recognized on a straight-line basis over a weighted-average vesting period of 0.64 years.
Restricted Stock Units
RSUs generally vest annually on the grant date anniversary over a period of three years. A summary of RSU activity during the year ended December 31, 2024 and related information is as follows:

	Restricted Stock Units
	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested - December 31, 2023	9,862	$157.85
Granted	3,151	$553.85
Vested	(8,052)	$314.60
Forfeited	(257)	$165.55
Unvested - December 31, 2024	4,704	$154.00
The majority of vested RSUs were net share settled such that the Company withheld shares with a value equivalent to the employees’ obligation for the applicable income and other employment taxes. The total shares withheld were 1,810 and were based on the value of the RSUs on their respective vesting dates as determined by the Company’s closing stock price. As of December 31, 2024, there was unrecognized stock-based compensation of $0.4 million related to unvested RSUs which will be recognized on a straight-line basis over a weighted average period of 0.63 years.
Note 4 — Stockholders’ Deficit and Stock-Based Compensation
Stockholders’ Equity
Following the completion of the Organizational Transactions, DDH LLC’s limited liability company agreement was amended and restated to, among other things, appoint the Company as the sole managing member of DDH LLC and effectuate a recapitalization of all outstanding preferred units and common units into (i) economic nonvoting units of DDH LLC held by the Company and, through their indirect ownership of DDM, the Company’s Chairman and Chief Executive Officer and President, and (ii) noneconomic voting units of DDH LLC, 100% of which are held by the Company. During the nine months ended September 30, 2025, members of DDM tendered 23,500 of its limited liability company units to the Company in exchange for newly issued shares of Class A Common Stock of the Company on a one-for-one basis. In connection with these exchanges, an equivalent number of the holder’s shares of Class B Common Stock were cancelled. As of September 30, 2025, DDM held 174,100 shares of Class B Common Stock.
The Company is authorized to issue 160,000,000 shares of Class A Common Stock, par value $0.001 per share, 20,000,000 shares of Class B Common Stock, par value $0.001 per share, and 10,000,000 shares of preferred stock, par value $0.001 per share. Subsequent to the end of the period ended September 30, 2025, on October 13, 2025, the Company’s stockholders approved an increase in the number of authorized shares of Class A Common Stock from 160,000,000 to 760,000,000, which became effective upon filing of a certificate of amendment to the Company’s Amended and Restated Certificate of Incorporation on November 5, 2025.
In connection with the Company’s initial public offering of units (“Units”), each consisting of (i) one share (subject to adjustment for the Company’s 55-to-1 reverse stock split) of its Class A Common Stock and (ii) one public warrant (subject to adjustment for Company’s 55-to-1 reverse stock split) entitling the holder to purchase one share of its Class A Common Stock at an exercise price of $302.50 per share, the Company issued to the underwriters of the offering a unit purchase option to purchase (i) an additional 2,545 Units at a per Unit exercise price of $363.00, which was equal to 120% of the public offering price per Unit sold in the initial public offering, and (ii) underwriter warrants to purchase 381 shares of Class A Common Stock at a per warrant exercise price of $0.66, which was equal to 120% of the public offering price per warrant sold in the offering. A group of underwriters exercised 1,272 Units and 190 underwriter warrants in November 2023. At September 30, 2025 and December 31, 2024, 1,272 Units and 190 underwriter warrants were outstanding while there were no public warrants outstanding as of September 30, 2025 and December 31, 2024.
The underwriter warrants had a fair value of $0 that was calculated using the Black-Scholes option-pricing model and were equity classified. Variables used in the Black-Scholes option-pricing model include: (1) discount rate of 1.94% based on the applicable U.S. Treasury bill rate, (2) expected life of 5 years, (3) expected volatility of approximately 66% based on the trading history of similar companies, and (4) zero expected dividends.
Equity Reserve Facility
On October 18, 2024, the Company entered into a Share Purchase Agreement (as amended, the “Purchase Agreement” and the facility as a whole, the “Equity Reserve Facility”) with New Circle Principal Investments LLC, a Delaware limited liability company (“New Circle”), and subsequently entered into an amendment with New Circle on October 24, 2025 (the “Amendment”) pursuant to which New Circle has committed to purchase, subject to certain limitations, up to $100 million (the “Total Commitment”) of the Company’s Class A Common Stock, par value $0.001 per share (the “Class A Common Stock”). Under the applicable Nasdaq rules, the Company was not permitted to issue to New Circle under the Purchase Agreement more than 19.99% of the shares of all classes of the Company’s common stock outstanding immediately prior to the execution of the Purchase Agreement (the “Exchange Cap”), unless (i) the Company obtained stockholder approval to issue shares of its Class A Common Stock in excess of the Exchange Cap in accordance with applicable Nasdaq rules, or (ii) the average purchase price per share paid by New Circle for all shares of the Company’s Class A Common Stock, if any, that the Company elected to sell to New Circle under the Purchase Agreement equaled or exceeded certain minimums permitted under the rules of the Nasdaq Stock Market. The purchase price of the shares that may be sold to New Circle under the Purchase Agreement is based on an agreed upon fixed discount to the market price of our Class A Common Stock as computed under the Purchase Agreement. On December 27, 2024 and October 13, 2025, the Company’s stockholders approved the issuance and sale of up to 154,545 and 909,090 shares, respectively, above the Exchange Cap to New Circle under the Purchase Agreement.
As consideration for New Circle’s irrevocable commitment to purchase shares of the Company’s Class A Common Stock upon the terms of and subject to satisfaction of the conditions set forth in the Purchase Agreement, the Company paid New Circle structuring and legal fees of less than $0.1 million. In addition, the Company issued 1,141 shares of the Company’s Class A Common Stock to New Circle in October 2024, and an incremental 1,818 shares of the Company’s Class A Common Stock on October 24, 2025 in connection with the Amendment. The Company sold 28,727 shares of the Company’s Class A Common Stock for $3.0 million during the year ended December 31, 2024. During the nine months ended September 30, 2025, the Company sold 177,442 shares of the Company’s Class A Common Stock for $5.9 million. During the nine months ended September 30, 2025, the Company incurred incremental issuance costs, which were expensed in the condensed consolidated statements of operations, given the nature of the Equity Reserve Facility.
The Purchase Agreement will automatically terminate on the earliest of (i) the 36-month anniversary of the Purchase Agreement, (ii) the date on which New Circle shall have made payment to the Company for Class A Common Stock equal to the Total Commitment or (iii) the date any statute, rule, regulation, executive order, decree, ruling or injunction that would prohibit any of the transactions contemplated by the Purchase Agreement goes into effect. The Company has the right to terminate the Purchase Agreement at any time, at no cost or penalty, upon five trading days’ prior written notice to New Circle so long as (a) there are no outstanding purchase notices under which our Class A Common Stock have yet to be issued and (b) the Company has paid all amounts owed to New Circle pursuant to the Purchase Agreement. The Company and New Circle may also agree to terminate the Purchase Agreement by mutual written consent.
Series A Convertible Preferred Stock
Pursuant to the terms of the Seventh Amendment and pursuant to authority expressly vested in the Company’s board of directors as set forth in the Company’s Amended and Restated Certificate of Incorporation, on August 8, 2025, the Board authorized and the Company filed the Certificate of Designation of Series A Convertible Preferred Stock (the “Certificate of Designation’) with the Secretary of State of the State of Delaware, which established the Series A Convertible Preferred Stock in the amount of $25.0 million. The Certificate of Designation sets forth the rights, preferences, powers, restrictions and limitations of the Series A Preferred Stock. Capitalized terms not otherwise defined in this item shall have the meanings given to such terms in the Certificate of Designation. The
Series A Convertible Preferred Stock is not redeemable outside of the Company’s control and is therefore classified in permanent equity as of September 30, 2025.
The following is a summary of key terms of the Series A Convertible Preferred Stock:
Designation and Amount. The number of shares so designated as Series A Convertible Preferred Stock is 25,000. The Series A Preferred Stock have a par value of $0.001 per share and a stated value of $1,000 per share of Series A Preferred Stock (the “Conversion Value”), which shall be increased for any accrued and unpaid dividends.
Dividends. The shares of Series A Convertible Preferred Stock carry a cumulative dividend, compounded quarterly at a dividend rate of ten percent (10%) per annum.
Ranking. The Series A Preferred Stock will be senior to the Company’s Common Stock and all other series or classes of stock and equity securities of the Company that do not expressly rank senior to, or that are not pari passu with, the Series A Preferred Stock, with respect to dividend rights and rights on the distribution of assets on any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company.
Voting Right and Protective Provisions: Subject to certain limitations described in the Certificate of Designation, the Series A Preferred Stock is voting stock with holders entitled to vote together with the Common Stock on an as-if-converted-to-Common-Stock basis. In addition, the Certificate of Designation provides for certain protective provisions for holders of Series A Convertible Preferred Stock, which apply at any time when at least 12,525 shares of Series A Convertible Preferred Stock are outstanding. Such provisions include: restrictions on modification of the rights of the Series A Convertible Preferred Stock; restrictions on liquidation events; or changes to the number of members of the Company’s board of directors.
Conversion. At the option of the holder thereof, each share of Series A Convertible Preferred Stock shall be convertible into the number of Conversion Shares equal to the Accumulated Conversion Value, as defined in the Certificate of Designation, divided by $137.50 per share of Class A Common Stock (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization), rounded down to the nearest whole share.
Liquidation. In the event of any Liquidation, the holders of shares of Series A Convertible Preferred Stock then outstanding will be entitled to be paid out ahead of lower ranked securities and at an amount per share equal to (a) if such event occurs on or prior to October 15, 2025, one and one/fourth times (1.25x) the Accumulated Conversion Value thereof and (b) if such event occurs after October 15, 2025, three times (3.00x) the Accumulated Conversion Value thereof with ratable distribution if assets are not sufficient to pay out at Accumulated Conversion Value.
On October 14, 2025, pursuant to the terms of the Ninth Amendment, an additional $10.0 million of Series A Preferred Stock was created. On October 28, 2025, Lafayette Square exchanged 1,319 shares of Series A Convertible Preferred Stock for 68,192 shares of Class A Common Stock pursuant to the Tenth Amendment to the 2021 Credit Facility.
Noncontrolling Interest
Direct Digital Holdings, Inc. is the sole managing member of DDH LLC, and consolidates the financial results of DDH LLC but does not own all the economic interests in DDH LLC. Therefore, Direct Digital Holdings, Inc. reports a noncontrolling interest (“NCI”) based on the common units of DDH LLC held by DDM. While Direct Digital Holdings, Inc. retains its controlling interest in DDH LLC, changes in its ownership interest in DDH LLC are accounted for as equity transactions. As such, future redemptions or direct exchanges of LLC Units by DDM will result in a change in ownership and reduce or increase the amount recorded as noncontrolling interest and increase or decrease additional paid-in capital when DDH LLC has positive or negative net assets, respectively.
Stock-Based Compensation Plans
In connection with the initial public offering, the Company adopted the 2022 Omnibus Incentive Plan (“2022 Omnibus Plan”) to facilitate the grant of equity awards to the Company’s employees, consultants and non-employee directors. The Company’s board of directors reserved 63,636 shares of Class A Common Stock for issuance in equity awards under the 2022 Omnibus Plan. On June 9, 2025, the Company’s stockholders approved an amendment to the 2022 Omnibus Plan to increase the number of shares issuable by 72,727 shares. Information on activity for both the stock options and RSUs is detailed below.
During the nine months ended September 30, 2025 and 2024, the Company recognized $1.1 million and $0.8 million, respectively, of total stock-based compensation expense in the condensed consolidated statement of operations in compensation, taxes and benefits.
Stock Options
Options to purchase shares of common stock vest annually on the grant date anniversary over vesting periods of one to three years and expire 10 years following the date of grant. The following table summarizes the stock option activity under the 2022 Omnibus Plan during the nine months ended September 30, 2025:

	Stock Options
	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2024	6,107	$136.95	7.78	$—
Granted	10,934	$53.90	9.34	$—
Exercised	—	$—	0	$—
Forfeited and expired	(622)	$70.40	0	$—
Outstanding at September 30, 2025	16,419	$84.15	8.49	$—
Vested and exercisable at September 30, 2025	5,116	$125.95	6.88	$—
As of September 30, 2025, unrecognized stock-based compensation of $0.3 million was related to 11,303 of unvested stock options which will be recognized on a straight-line basis over a weighted-average vesting period of 0.92 years.
Restricted Stock Units
RSUs generally vest annually on the grant date anniversary over vesting periods of one to three years. A summary of RSU activity during the nine months ended September 30, 2025 and related information is as follows:

	Restricted Stock Units
	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested - December 31, 2024	4,704	$154.00
Granted	16,843	$52.80
Vested	(3,911)	$117.70
Forfeited	(936)	$138.60
Unvested - September 30, 2025	16,700	$64.90
The majority of vested RSUs were net share settled such that the Company withheld shares with a value equivalent to the employees’ obligation for the applicable income and other employment taxes. The total shares withheld were 1,111 (including 444 sold as of September 30, 2025) and were based on the value of the RSUs on their respective vesting dates as determined by the Company’s closing stock price. As of September 30, 2025, there was unrecognized stock-based compensation of $0.6 million related to unvested RSUs which will be recognized on a straight-line basis over a weighted average period of 0.82 years.